Cover Page Cover Page	Jun. 02, 2020	Apr. 14, 2020
Cover [Abstract]
Entity Central Index Key		0001500435
Title of 12(b) Security	Class A common stock, $0.0001 par value
Trading Symbol	GPRO
Document Type	8-K
Entity Registrant Name	GOPRO, INC.
Entity Address, Address Line One	3000 Clearview Way
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94402
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36514
Entity Tax Identification Number	77-0629474
City Area Code	(650)
Local Phone Number	332-7600
Pre-commencement Tender Offer		false
Soliciting Material	false
Soliciting Material		false
Security Exchange Name	NASDAQ
Amendment Flag		false
Document Period End Date	Jun. 02, 2020
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false